Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Schedule of average currency rates

The following table shows the average currency rates as well as the currency rates on 31 December 2022 and 2021 each against the Euro:

	Average rate
	2022	2021	31 December
	01 January -	01 January -
	31 December	31 December	2022	2021
	€	€	€	€
USD	0.9496	0.8455	0.9376	0.8829
GBP	1.1727	1.1633	1.1275	1.1901

Currency risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

	Variance 2022		Variance 2021		Variance 2020
		Profit and		Profit and		Profit and
	Equity	Loss	Equity	Loss	Equity	Loss
	k€	k€	k€	k€	k€	k€
USD (10% strengthening)	31,007	31,007	42,053	42,053	11,321	11,321
USD (10% weakening)	(31,007)	(31,007)	(42,053)	(42,053)	(11,321)	(11,321)
GBP (10% strengthening)	3,967	3,967	6,643	6,643	5,702	5,702
GBP (10% weakening)	(3,967)	(3,967)	(6,643)	(6,643)	(5,702)	(5,702)
EUR (10% strengthening)	34,974	34,974	48,699	48,699	17,032	17,032
EUR (10% weakening)	(34,974)	(34,974)	(48,699)	(48,699)	(17,032)	(17,032)

Interest rate risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

The fair values of the loans and current investments with variable market interest rates as of 31 December 2022 and 2021 would vary by the following amounts:

	31 Dec	31 Dec
	2022	2021
	k€	k€
Variable interest rate +1% point	3,014	2,570
Variable interest rate (1)% point	(1,714)	(827)